Schedule of changes in property, plant and equipment (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Balance end		R$ 18,308,400		R$ 18,100,698		R$ 17,612,164
Additions		1,620,602		919,529
Write-offs		(1,412,900)	[1]	(430,995)	[2]
[custom:RemeasurementOfContract]		415,060
Lease Network 1 [Member]
IfrsStatementLineItems [Line Items]
Balance end		3,048,509		3,019,900
Additions in the period, net of cancellation		630,805
Remensuration		(83,606)
Depreciation		R$ (518,590)
Amortization percentage per year		7860.00%
Lease Stores And Kiosks 1 [Member]
IfrsStatementLineItems [Line Items]
Balance end		R$ 541,312		400,262
Additions in the period, net of cancellation		295,874
Remensuration		(45,312)
Depreciation		R$ (109,512)
Amortization percentage per year		9700.00%
Lease Land Network 1 [Member]
IfrsStatementLineItems [Line Items]
Balance end		R$ 1,504,233		1,500,909
Additions in the period, net of cancellation		237,150
Remensuration		(23,772)
Depreciation		R$ (210,054)
Amortization percentage per year		9470.00%
Lease Fiber [Member]
IfrsStatementLineItems [Line Items]
Balance end		R$ 1,400,999		1,404,438
Additions in the period, net of cancellation		427,478
Remensuration		(27,185)
Depreciation		R$ (403,732)
Amortization percentage per year		3240.00%
Right Of Use In Lease 1 [Member]
IfrsStatementLineItems [Line Items]
Balance end		R$ 6,495,053		6,325,509
Additions in the period, net of cancellation		1,591,307
Remensuration		(179,875)
Depreciation		(1,241,888)
Switching Transmission Equipment [Member]
IfrsStatementLineItems [Line Items]
Balance end		7,666,460		7,745,390		6,428,468
Additions		(1,956,684)		(1,896,016)
Write-offs		(994,390)	[1]	(9,082)	[2]
Transfers		2,872,144		3,222,020
Fiber Optic Cables [Member]
IfrsStatementLineItems [Line Items]
Balance end						403,022
Additions				(72,046)
Transfers				64,511
Fiber Optic Cables 1 [Member]
IfrsStatementLineItems [Line Items]
Balance end		256,307		395,487
Additions		(65,669)
Transfers		25,778
Free Leased Handsets [Member]
IfrsStatementLineItems [Line Items]
Balance end						233,132
Additions				(142,397)
Write-offs	[2]			(5,185)
Transfers				159,569
Network infrastructure [member]
IfrsStatementLineItems [Line Items]
Balance end						2,503,014
Additions		(408,540)		(340,315)
Write-offs	[2]			(535)
Transfers		518,348		255,554
Informatics Assets [Member]
IfrsStatementLineItems [Line Items]
Balance end		126,610		152,416		155,942
Additions		(58,209)		(62,648)
Write-offs		(46,584)	[1]	(8)	[2]
Transfers		32,538
General Use Assets [Member]
IfrsStatementLineItems [Line Items]
Balance end		267,616		264,384		268,847
Additions		(48,204)		(48,402)
Write-offs		(6,523)	[1]	(386)	[2]
Transfers		57,959		44,325
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Balance end		6,495,053		6,325,509
Write-offs	[1]	(179,875)
Land [member]
IfrsStatementLineItems [Line Items]
Balance end		40,794		40,794			R$ 40,794
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Balance end		783,667		513,881		1,585,673
Additions		3,953,345		2,734,056
Write-offs	[1]	(984)
Transfers		(3,682,575)		(3,805,109)
Right Of Use In Leases [Member]
IfrsStatementLineItems [Line Items]
Balance end						5,993,272
Additions		349,419		747,297
Write-offs	[2]			(415,060)
Fiber Optic Cables 2 [Member]
IfrsStatementLineItems [Line Items]
Write-offs	[1]	(99,289)
Free Leased Handsets 1 [Member]
IfrsStatementLineItems [Line Items]
Balance end		271,763		245,119
Additions		(144,856)
Write-offs	[1]	(4,308)
Transfers		175,808
Network Infrastructure 1 [Member]
IfrsStatementLineItems [Line Items]
Balance end				2,417,718
Write-offs	[1]	(127,396)
Network Infrastructure 4 [Member]
IfrsStatementLineItems [Line Items]
Balance end		2,400,130
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance end		49,159,678		47,429,167		43,358,751
Additions		5,572,362		4,687,207
Write-offs		(3,841,851)	[1]	(616,791)	[2]
Gross carrying amount [member] | Switching Transmission Equipment [Member]
IfrsStatementLineItems [Line Items]
Balance end		25,854,454		25,875,916		22,817,681
Additions		26,905		10,464
Write-offs		(2,920,511)		(174,249)	[2]
Transfers		2,872,144		3,222,020
Gross carrying amount [member] | Fiber Optic Cables [Member]
IfrsStatementLineItems [Line Items]
Balance end		778,512		878,100		813,589
Transfers		25,778		64,511
Gross carrying amount [member] | Fiber Optic Cables 1 [Member]
IfrsStatementLineItems [Line Items]
Write-offs	[1]	(125,366)
Gross carrying amount [member] | Free Leased Handsets [Member]
IfrsStatementLineItems [Line Items]
Balance end		2,806,454		2,643,336		2,489,995
Additions		805		912
Write-offs		(13,495)	[1]	(7,140)	[2]
Transfers		175,808		159,569
Gross carrying amount [member] | Network infrastructure [member]
IfrsStatementLineItems [Line Items]
Balance end		6,443,285		6,436,572		6,096,847
Additions				92,234
Write-offs	[2]			(8,063)
Transfers		518,348		255,554
Gross carrying amount [member] | Network Infrastructure 2 [Member]
IfrsStatementLineItems [Line Items]
Write-offs	[1]	(511,635)
Gross carrying amount [member] | Informatics Assets [Member]
IfrsStatementLineItems [Line Items]
Balance end		1,756,340		1,770,386		1,721,251
Additions				1
Write-offs		(46,584)	[1]	(9,996)	[2]
Transfers		32,538		59,130
Gross carrying amount [member] | General Use Assets [Member]
IfrsStatementLineItems [Line Items]
Balance end		916,845		902,287		859,505
Additions				1
Write-offs		(43,401)	[1]	(1,544)	[2]
Transfers		57,959		44,325
Gross carrying amount [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Balance end		9,779,327		8,367,895		6,933,416
Additions		1,591,307		1,849,539
Write-offs		(179,875)	[1]	(415,060)	[2]
Gross carrying amount [member] | Land [member]
IfrsStatementLineItems [Line Items]
Balance end		40,794		40,794		40,794
Gross carrying amount [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
Balance end		783,667		513,881		1,585,673
Additions		3,953,345		2,734,056
Write-offs		(984)	[1]	(739)	[2]
Transfers		(3,682,575)		(3,805,109)
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance end		(30,851,278)		(29,328,469)		(25,746,587)
Additions		(3,951,760)		(3,767,678)
Write-offs		2,428,951	[1]	185,796	[2]
Accumulated depreciation and amortisation [member] | Switching Transmission Equipment [Member]
IfrsStatementLineItems [Line Items]
Balance end		(18,187,994)		(18,130,526)		(16,389,213)
Additions		(1,983,589)		(1,906,480)
Write-offs		1,926,121		165,167	[2]
Accumulated depreciation and amortisation [member] | Fiber Optic Cables [Member]
IfrsStatementLineItems [Line Items]
Balance end				(482,613)		(410,567)
Additions		(65,669)		(72,046)
Write-offs	[1]	26,077
Accumulated depreciation and amortisation [member] | Free Leased Handsets [Member]
IfrsStatementLineItems [Line Items]
Balance end				(2,398,217)		(2,256,863)
Additions		(145,661)		(143,309)
Write-offs	[2]			1,955
Accumulated depreciation and amortisation [member] | Network infrastructure [member]
IfrsStatementLineItems [Line Items]
Balance end				(4,018,854)		(3,593,833)
Additions		(408,540)		(432,549)
Write-offs		384,239	[1]	7,528	[2]
Accumulated depreciation and amortisation [member] | Informatics Assets [Member]
IfrsStatementLineItems [Line Items]
Balance end		(1,629,730)		(1,617,970)		(1,565,309)
Additions		(58,209)		(62,649)
Write-offs		(46,584)	[1]	9,988	[2]
Accumulated depreciation and amortisation [member] | General Use Assets [Member]
IfrsStatementLineItems [Line Items]
Balance end		(649,229)		(637,903)		(590,658)
Additions		(48,204)		(48,403)
Write-offs		36,878	[1]	1,158	[2]
Accumulated depreciation and amortisation [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Balance end		(3,284,274)
Accumulated depreciation and amortisation [member] | Fiber Optic Cables 3 [Member]
IfrsStatementLineItems [Line Items]
Balance end		(522,205)
Accumulated depreciation and amortisation [member] | Free Leased Handsets 2 [Member]
IfrsStatementLineItems [Line Items]
Balance end		(2,534,691)
Write-offs	[1]	9,187
Accumulated depreciation and amortisation [member] | Network Infrastructure 3 [Member]
IfrsStatementLineItems [Line Items]
Balance end		(4,043,155)
Accumulated depreciation and amortisation [member] | Right Of Use In Leases [Member]
IfrsStatementLineItems [Line Items]
Balance end				(2,042,386)		R$ (940,144)
Additions		R$ (1,241,888)		R$ (1,102,242)

[1]	Net write-offs are mainly represented by:
[2]	The amount of R$ 415,060 is represented by remeasurement of contracts and includes changes in the term and scope of leases and a review of the estimate in relation to low-value vehicle contracts.